UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2612

Date of fiscal year end:	8/31

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)

Anchor Risk Managed Equity Strategies Fund - Advisor Class (ATEAX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about the Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$203	1.98%

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The S&P 500 Index delivered a strong year, supported by resilient corporate earnings and investor optimism surrounding potential Federal Reserve rate cuts. The Fund also posted solid results, leveraging tactical hedging strategies to navigate headline-driven volatility and capitalize on market dislocations. Its active management approach proved effective in responding to rapidly shifting macroeconomic conditions, allowing the portfolio to remain agile during periods of uncertainty. By dynamically adjusting exposures and risk levels, the Fund was able to mitigate downside risks while selectively participating in market recoveries.

• Volatility: The market experienced notable volatility throughout the period, particularly during the first half of 2025, when macroeconomic concerns and shifting rate expectations led to sharp intra-month movements. The S&P 500 Index had a higher annualized daily standard deviation of 18.97%, compared to the Fund’s annualized daily standard deviation of 10.11%, indicating more pronounced fluctuations in the broader market.

• Economic Indicators: Economic conditions were shaped by a mix of slowing growth and evolving monetary policy. Labor market indicators showed signs of softening, with rising unemployment claims and slower hiring trends. The Federal Reserve held rates steady for much of the period but signaled potential cuts in response to cooling inflation and weakening economic momentum. These developments contributed to episodic volatility, particularly around key data releases and Federal Reserve communications.

Investment Strategies and Techniques:

• Long-Short Equity Strategy: The Fund’s long-short equity strategy aimed to capitalize on both rising and falling stock prices. This approach helped mitigate some of the market volatility, as reflected in the Fund's lower daily maximum drawdown of -8.24% compared to the S&P 500 Index daily maximum drawdown of -18.75%.

• Risk Management: The Fund’s emphasis on disciplined risk management - through diversification and strategic hedging - helped preserve capital during periods of market turbulence. However, this prudent approach also tempered upside participation during swift market rebounds driven by headline-driven sentiment shifts.

Summary

Despite challenging market conditions, the Fund’s strategic positioning and disciplined risk management enabled it to deliver a positive return. While the S&P 500 Index outperformed in absolute terms, the Fund’s lower volatility and effective downside mitigation provided investors with a more stable and consistent investment experience. This reflects the Fund’s commitment to balancing performance with capital preservation, especially during periods of heightened uncertainty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Equity Strategies Fund - $15,212
S&P 500® Index - $24,063
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,063
$15,212
Apr-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Apr-2020	$10,000	$10,000
Aug-2020	$11,915	$12,098
Aug-2021	$13,794	$15,869
Aug-2022	$13,460	$14,087
Aug-2023	$13,268	$16,333
Aug-2024	$14,414	$20,766
Aug-2025	$15,212	$24,063

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2020)
Anchor Risk Managed Equity Strategies Fund	5.54%	5.01%	8.18%
S&P 500® Index	15.88%	14.74%	17.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$177,838,411
  Number of Portfolio Holdings4
  Advisory Fee $3,609,436
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.2%
SPDR S&P 500 ETF Trust	27.2%
First American Government Obligations Fund Class X	0.9%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Anchor Risk Managed Equity Strategies Fund - Advisor Class (ATEAX)

Annual Shareholder Report - August 31, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-ATEAX

Anchor Risk Managed Equity Strategies Fund - Institutional Class (ATESX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about the Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$230	2.24%

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The S&P 500 Index delivered a strong year, supported by resilient corporate earnings and investor optimism surrounding potential Federal Reserve rate cuts. The Fund also posted solid results, leveraging tactical hedging strategies to navigate headline-driven volatility and capitalize on market dislocations. Its active management approach proved effective in responding to rapidly shifting macroeconomic conditions, allowing the portfolio to remain agile during periods of uncertainty. By dynamically adjusting exposures and risk levels, the Fund was able to mitigate downside risks while selectively participating in market recoveries.

• Volatility: The market experienced notable volatility throughout the period, particularly during the first half of 2025, when macroeconomic concerns and shifting rate expectations led to sharp intra-month movements. The S&P 500 Index had a higher annualized daily standard deviation of 18.97%, compared to the Fund’s annualized daily standard deviation of 10.11%, indicating more pronounced fluctuations in the broader market.

• Economic Indicators: Economic conditions were shaped by a mix of slowing growth and evolving monetary policy. Labor market indicators showed signs of softening, with rising unemployment claims and slower hiring trends. The Federal Reserve held rates steady for much of the period but signaled potential cuts in response to cooling inflation and weakening economic momentum. These developments contributed to episodic volatility, particularly around key data releases and Federal Reserve communications.

Investment Strategies and Techniques:

• Long-Short Equity Strategy: The Fund’s long-short equity strategy aimed to capitalize on both rising and falling stock prices. This approach helped mitigate some of the market volatility, as reflected in the Fund's lower daily maximum drawdown of -8.31% compared to the S&P 500 Index daily maximum drawdown of -18.75%.

• Risk Management: The Fund’s emphasis on disciplined risk management - through diversification and strategic hedging - helped preserve capital during periods of market turbulence. However, this prudent approach also tempered upside participation during swift market rebounds driven by headline-driven sentiment shifts.

Summary

Despite challenging market conditions, the Fund’s strategic positioning and disciplined risk management enabled it to deliver a positive return. While the S&P 500 Index outperformed in absolute terms, the Fund’s lower volatility and effective downside mitigation provided investors with a more stable and consistent investment experience. This reflects the Fund’s commitment to balancing performance with capital preservation, especially during periods of heightened uncertainty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Equity Strategies Fund - $21,394
S&P 500® Index - $34,468
$40,000
$30,000
$20,000
$10,000
$0
$34,468
$21,394
Sep-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Sep-2016	$10,000	$10,000
Aug-2017	$11,148	$11,540
Aug-2018	$12,969	$13,809
Aug-2019	$13,887	$14,212
Aug-2020	$16,982	$17,330
Aug-2021	$19,609	$22,731
Aug-2022	$19,068	$20,179
Aug-2023	$18,760	$23,396
Aug-2024	$20,330	$29,745
Aug-2025	$21,394	$34,468

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 6, 2016)
Anchor Risk Managed Equity Strategies Fund	5.23%	4.73%	8.83%
S&P 500® Index	15.88%	14.74%	14.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$177,838,411
  Number of Portfolio Holdings4
  Advisory Fee $3,609,436
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.2%
SPDR S&P 500 ETF Trust	27.2%
First American Government Obligations Fund Class X	0.9%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Anchor Risk Managed Equity Strategies Fund - Institutional Class (ATESX)

Annual Shareholder Report - August 31, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-ATESX

Anchor Risk Managed Income Strategies Fund - Advisor Class (ATCAX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund (the "Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$204	2.01%

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The Bloomberg U.S. Aggregate Bond Index experienced a total return of 3.14% over the reporting period. The Fund had a total return of 3.14%, matching the benchmark.

• Volatility: The U.S. bond market experienced notable fluctuations, with the Bloomberg U.S. Aggregate Bond Index posting an annualized daily standard deviation of 4.73%. In comparison, the Fund maintained a slightly higher volatility at 6.64%, reflecting its more active approach. However, the Fund’s beta of 0.61 and low correlation of 0.43 to the benchmark indicate limited sensitivity to broader market movements, contributing to a differentiated risk-return profile.

Investment Strategies and Techniques:

• Dynamic Investment Exposure: The Fund’s exposure was actively managed through a diversified mix of ETFs and index-based derivatives. This dynamic allocation strategy focused on capturing income opportunities while managing volatility and downside risk. Tactical shifts were made in response to macroeconomic developments and market dislocations, allowing the Fund to remain agile and responsive.

• Risk Management: The Fund employed advanced risk management techniques, including diversification across asset classes and sectors, regular stress testing, and the use of index-based derivatives to hedge against market volatility. These strategies helped to protect capital and maintain stability during periods of market turbulence.

Summary

During the reporting period, the Bloomberg U.S. Aggregate Bond Index delivered a total return of 3.14%, which was matched by the Fund. Despite similar performance, the Fund exhibited higher volatility with an annualized daily standard deviation of 6.64% versus the benchmark’s 4.73%, reflecting its more active management style. However, a beta of 0.61 and low correlation of 0.43 to the benchmark suggest the Fund maintained a differentiated risk-return profile with limited sensitivity to broader market movements. The Fund's dynamic investment exposure and advanced risk management techniques were pivotal in delivering these results, ensuring capital protection and stability for the Fund’s investors while delivering a higher relative income.

In today’s uncertain environment, maintaining exposure to a strategy that combines flexibility, diversification, and disciplined risk management can be a valuable complement to traditional fixed income holdings. The Fund’s ability to deliver competitive returns while offering a distinct risk profile makes it a compelling component of a well-balanced portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Income Strategies Fund - $10,197
Bloomberg U.S. Aggregate Bond Index - $9,651
$15,000
$10,000
$5,000
$0
$10,197
$9,651
Sep-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$10,000	$10,000
Aug-2021	$10,592	$9,975
Aug-2022	$9,781	$8,826
Aug-2023	$9,146	$8,721
Aug-2024	$9,887	$9,357
Aug-2025	$10,197	$9,651

Average Annual Total Returns

	1 Year	Since Inception (September 11, 2020)
Anchor Risk Managed Income Strategies Fund	3.14%	0.39%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,091,126
  Number of Portfolio Holdings15
  Advisory Fee (net of waivers)$253,861
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	26.6%
Exchange-Traded Funds	55.5%
Money Market Funds	17.9%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market	17.9%
Fixed Income	23.7%
Equity	58.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	17.0%
Global X Nasdaq 100 Covered Call ETF	10.8%
PIMCO Dynamic Income Fund	9.4%
JPMorgan Equity Premium Income ETF	8.8%
JPMorgan Nasdaq Equity Premium Income ETF	7.9%
PIMCO Dynamic Income Opportunities Fund	7.1%
First Trust BuyWrite Income ETF	6.0%
First Trust Nasdaq BuyWrite Income ETF	5.7%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	5.3%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	5.1%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 or upon request at 1-800-290-8633.

On January 16, 2025, the Advisor Class underwent a 1-for-2 reverse stock split, and the total number of issued and outstanding Advisor Class shares of the Fund decreased by approximately 50 percent.  The stock split had no affect on the value of shareholder investments in the Advisor Class shares of the Fund.

Anchor Risk Managed Income Strategies Fund - Advisor Class (ATCAX)

Annual Shareholder Report - August 31, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-ATCAX

Anchor Risk Managed Income Strategies Fund - Institutional Class (ATCSX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund (the "Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$229	2.26%

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The Bloomberg U.S. Aggregate Bond Index posted a total return of 3.14% over the reporting period, reflecting modest gains in fixed income markets amid evolving interest rate expectations. The Fund delivered a total return of 2.88%, closely tracking the benchmark despite navigating a complex and volatile market environment.

• Volatility: The U.S. bond market experienced notable fluctuations, with the Bloomberg U.S. Aggregate Bond Index posting an annualized daily standard deviation of 4.73%. In comparison, the Fund maintained a slightly higher volatility at 6.52%, reflecting its more active approach. However, the Fund’s beta of 0.58 and low correlation of 0.42 to the benchmark indicate limited sensitivity to broader market movements, contributing to a differentiated risk-return profile.

Investment Strategies and Techniques:

• Dynamic Investment Exposure: The Fund’s exposure was actively managed through a diversified mix of ETFs and index-based derivatives. This dynamic allocation strategy focused on capturing income opportunities while managing volatility and downside risk. Tactical shifts were made in response to macroeconomic developments and market dislocations, allowing the Fund to remain agile and responsive.

• Risk Management: The Fund employed advanced risk management techniques, including diversification across asset classes and sectors, regular stress testing, and the use of index-based derivatives to hedge against market volatility. These strategies helped to protect capital and maintain stability during periods of market turbulence.

Summary

During the reporting period, the Bloomberg U.S. Aggregate Bond Index delivered a total return of 3.14%, which slightly outperformed the Fund’s 2.88% return. Despite similar performance, the Fund exhibited higher volatility with an annualized daily standard deviation of 6.52% versus the benchmark’s 4.73%, reflecting its more active management style. However, a beta of 0.58 and low correlation of 0.42 to the benchmark suggest the Fund maintained a differentiated risk-return profile with limited sensitivity to broader market movements. The Fund's dynamic investment exposure and advanced risk management techniques were pivotal in delivering these results, ensuring capital protection and stability for the Fund’s investors while delivering a higher relative income.

In today’s uncertain environment, maintaining exposure to a strategy that combines flexibility, diversification, and disciplined risk management can be a valuable complement to traditional fixed income holdings. The Fund’s ability to deliver competitive returns while offering a distinct risk profile makes it a compelling component of a well-balanced portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Income Strategies Fund - $11,393
Bloomberg U.S. Aggregate Bond Index - $11,867
$15,000
$10,000
$5,000
$0
$11,867
$11,393
Sep-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Aug-2016	$10,317	$10,524
Aug-2017	$10,546	$10,576
Aug-2018	$10,372	$10,465
Aug-2019	$10,368	$11,529
Aug-2020	$11,437	$12,276
Aug-2021	$11,960	$12,265
Aug-2022	$11,021	$10,853
Aug-2023	$10,282	$10,723
Aug-2024	$11,074	$11,506
Aug-2025	$11,393	$11,867

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 29, 2015)
Anchor Risk Managed Income Strategies Fund	2.88%	-0.08%	1.32%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,091,126
  Number of Portfolio Holdings15
  Advisory Fee (net of waivers)$253,861
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	26.6%
Exchange-Traded Funds	55.5%
Money Market Funds	17.9%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market	17.9%
Fixed Income	23.7%
Equity	58.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	17.0%
Global X Nasdaq 100 Covered Call ETF	10.8%
PIMCO Dynamic Income Fund	9.4%
JPMorgan Equity Premium Income ETF	8.8%
JPMorgan Nasdaq Equity Premium Income ETF	7.9%
PIMCO Dynamic Income Opportunities Fund	7.1%
First Trust BuyWrite Income ETF	6.0%
First Trust Nasdaq BuyWrite Income ETF	5.7%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	5.3%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	5.1%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 or upon request at 1-800-290-8633.

On January 16, 2025, the Institutional Class underwent a 1-for-2 reverse stock split, and the total number of issued and outstanding Institutional Class shares of the Fund decreased by approximately 50 percent.  The stock split had no affect on the value of shareholder investments in the Institutional Class shares of the Fund.

Anchor Risk Managed Income Strategies Fund - Institutional Class (ATCSX)

Annual Shareholder Report - August 31, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-ATCSX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $28,000

2024 – $39,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 – None

2024 – None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $9,300

2024 – $9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Anchor Risk Managed Income Strategies Fund

Advisor Class (ATCAX)

Institutional Class (ATCSX)

Anchor Risk Managed Equity Strategies Fund

Advisor Class (ATEAX)

Institutional Class (ATESX)

Annual Financial Statements

and Additional Information

August 31, 2025

ANCHOR RISK MANAGED INCOME STRATEGIES FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 25.1%
	EQUITY - 2.7%
18,000	Blackrock Science & Technology Trust	$714,960

	FIXED INCOME - 22.4%
175,000	Nuveen Credit Strategies Income Fund	964,250
70,000	Nuveen Preferred & Income Opportunities Fund	565,600
124,300	PIMCO Dynamic Income Fund	2,442,495
134,500	PIMCO Dynamic Income Opportunities Fund	1,864,170
		5,836,515

	TOTAL CLOSED END FUNDS (Cost $6,222,815)	6,551,475

	EXCHANGE-TRADED FUNDS — 52.4%
	EQUITY - 52.4%
54,833	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	1,380,695
40,000	Defiance S&P 500 Enhanced Options & 0DTE Income ETF	1,344,520
67,000	First Trust BuyWrite Income ETF	1,555,070
74,000	First Trust Nasdaq BuyWrite Income ETF	1,482,220
169,500	Global X Nasdaq 100 Covered Call ETF	2,820,479
40,000	JPMorgan Equity Premium Income ETF	2,286,000
37,000	JPMorgan Nasdaq Equity Premium Income ETF	2,060,160
14,000	NEOS Nasdaq-100 Hedged Equity Income ETF	743,532
		13,672,676

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,927,899)	13,672,676

	SHORT-TERM INVESTMENTS — 17.0%
	MONEY MARKET FUND - 17.0%
4,424,213	First American Government Obligations Fund Class X, 4.22% (Cost $4,424,213)(a)	4,424,213

	TOTAL INVESTMENTS - 94.5% (Cost $24,574,927)	$24,648,364
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%	1,442,762
	NET ASSETS - 100.0%	$26,091,126

See accompanying notes financial statements.

ANCHOR RISK MANAGED INCOME STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
15	CME E-Mini Standard & Poor’s 500 Index Futures	09/22/2025	$4,854,563	$59,279
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of August 31, 2025.

See accompanying notes financial statements.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.4%
	EQUITY - 92.4%
203,000	Invesco QQQ Trust Series 1(a)	$115,791,200
75,000	SPDR S&P 500 ETF Trust ETF(a)	48,378,750
		164,169,950

	TOTAL EXCHANGE-TRADED FUNDS (Cost $63,243,848)	164,169,950

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
1,668,484	First American Government Obligations Fund Class X, 4.22% (Cost $1,668,484)(b)	1,668,484

	TOTAL INVESTMENTS - 93.3% (Cost $64,912,332)	$165,838,434
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%	11,999,977
	NET ASSETS - 100.0%	$177,838,411

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
20	CME E-Mini NASDAQ 100 Index Futures	09/22/2025	$9,384,700	$56,380
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	See note 10 to financial statements.
(b)	Rate disclosed is the seven-day effective yield as of August 31, 2025.

See accompanying notes financial statements.

Anchor Funds

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2025

	Anchor Risk Managed Income Strategies Fund	Anchor Risk Managed Equity Strategies Fund
ASSETS
Investment securities:
At cost	$24,574,927	$64,912,332
At value	$24,648,364	$165,838,434
Deposits with brokers (Note 3):
Interactive Brokers LLC	1,454,645	12,520,807
Dividends and interest receivable	67,560	8,724
Receivable for Fund shares sold	12,254	93,551
Prepaid expenses	15,704	30,797
TOTAL ASSETS	26,198,527	178,492,313

LIABILITIES
Investment advisory fees payable	32,459	269,458
Variation margin on futures contracts	33,563	122,900
Payable to related parties	6,274	20,356
Distribution (12b-1) fees payable	1,995	9,198
Payable for Fund shares redeemed	1,132	128,764
Accrued expenses and other liabilities	31,978	103,226
TOTAL LIABILITIES	107,401	653,902
NET ASSETS	$26,091,126	$177,838,411

Net Assets Consist Of:
Paid in capital	32,635,872	123,265,790
Accumulated income (deficits)	(6,544,746)	54,572,621
NET ASSETS	$26,091,126	$177,838,411
Institutional Class
Net Assets	$12,409,442	$43,564,385
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	771,996	2,850,482
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$16.07	$15.28

Advisor Class
Net Assets	$13,681,684	$134,274,026
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	849,312	8,695,276
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$16.11	$15.44

(a)	The Anchor Risk Managed Income Strategies Fund charges a fee of 2% on redemptions of shares held for less than 60 days.

See accompanying notes to financial statements.

Anchor Funds

STATEMENTS OF OPERATIONS

For the Year Ended August 31, 2025

	Anchor Risk Managed Income Strategies Fund	Anchor Risk Managed Equity Strategies Fund
INVESTMENT INCOME
Dividends	$1,503,822	$1,562,567
Interest	215,759	396,490
TOTAL INVESTMENT INCOME	1,719,581	1,959,057

EXPENSES
Investment advisory fees	418,194	3,609,436
Distribution (12b-1) fees - Institutional Class	35,849	163,382
Administrative services fees	49,667	218,002
Registration fees	38,994	60,578
Accounting services fees	33,856	60,911
Legal fees	21,875	16,095
Transfer agent fees	23,857	40,060
Third party administrative services fees	38,587	315,965
Audit fees	17,430	17,430
Trustees’ fees and expenses	15,967	14,808
Compliance officer fees	12,493	34,557
Custodian fees	7,483	26,131
Printing and postage expenses	6,687	48,062
Insurance expense	1,001	2,477
Miscellaneous expense	2,666	2,676
TOTAL EXPENSES	724,606	4,630,570
Less: Fees waived by the adviser	(164,333)	-
NET EXPENSES	560,273	4,630,570
NET INVESTMENT INCOME (LOSS)	1,159,308	(2,671,513)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	276,044	74,669,413
Futures contracts	(1,195,102)	(20,352,830)
Net change in unrealized appreciation (depreciation) on:
Investments	322,760	(42,839,082)
Futures contracts	39,824	56,380
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(556,474)	11,533,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$602,834	$8,862,368

See accompanying notes to financial statements.

Anchor Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Risk Managed Income Strategies Fund		Anchor Risk Managed Equity Strategies Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
FROM OPERATIONS:
Net investment income (loss)	$1,159,308	$1,850,379	$(2,671,513)	$(1,481,201)
Net realized gain (loss) from investments	(919,058)	(554,581)	54,316,583	(23,867,442)
Net change in unrealized appreciation (depreciation) on investments	362,584	(265,493)	(42,782,702)	49,771,243
Net increase in net assets resulting from operations	602,834	1,030,305	8,862,368	24,422,600

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(1,242,535)	(1,215,699)	-	(140,751)
Return of capital	(383,959)	-	-	(635,772)
Advisor Class:
Distributable earnings	(951,559)	(632,655)	-	(759,235)
Return of capital	(422,412)	-	-	(1,513,496)
Net decrease in net assets from distributions to shareholders	(3,000,465)	(1,848,354)	-	(3,049,254)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	7,785,479	7,400,924	13,801,665	24,704,178
Reinvestment of dividends	1,625,569	1,215,126	-	771,758
Redemption fee proceeds	7,647	659	-	-
Payments for shares redeemed	(11,722,277)	(5,268,095)	(56,234,346)	(70,442,269)
Advisor Class:
Proceeds from shares sold	11,287,514	7,684,290	42,375,033	101,871,348
Reinvestment of dividends	1,373,956	632,656	-	2,243,728
Redemption fee proceeds	7,264	373	-	-
Payments for shares redeemed	(7,635,402)	(1,302,254)	(115,537,413)	(216,493,629)
Net increase (decrease) in net assets from shares of beneficial interest	2,729,750	10,363,679	(115,595,061)	(157,344,886)

TOTAL INCREASE (DECREASE) IN NET ASSETS	332,119	9,545,630	(106,732,693)	(135,971,540)

NET ASSETS
Beginning of Year	25,759,007	16,213,377	284,571,104	420,542,644
End of Year	$26,091,126	$25,759,007	$177,838,411	$284,571,104

SHARE ACTIVITY
Institutional Class:
Shares sold	543,607	810,354	934,870	1,762,798
Shares reinvested	136,453	134,347	-	59,193
Shares reduced due to reverse split*	(874,992)	-	-	-
Shares redeemed	(869,735)	(580,852)	(3,882,543)	(5,156,572)
Net increase (decrease) in shares of beneficial interest outstanding	(1,064,667)	363,849	(2,947,673)	(3,334,581)

Advisor Class:
Shares sold	910,628	832,611	2,891,636	7,298,172
Shares reinvested	112,212	69,850	-	170,956
Shares reduced due to reverse split*	(765,284)	-	-	-
Shares redeemed	(512,588)	(142,057)	(7,892,599)	(15,635,417)
Net increase (decrease) in shares of beneficial interest outstanding	(255,032)	760,404	(5,000,963)	(8,166,289)

*	Effective January 16, 2025, Anchor Risk Managed Income Fund had a 1-for-2 reverse stock split. Share activity amounts for the period have been adjusted to give effect to this reverse stock split.

See accompanying notes to financial statements.

Anchor Risk Managed Income Strategies Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025*	August 31, 2024*	August 31, 2023*	August 31, 2022*	August 31, 2021*
Net asset value, beginning of year	$17.50	$17.84	$19.42	$21.60	$20.96
Activity from investment operations:
Net investment income (loss) (1)(4)(8)	0.75	1.78	0.20	(0.38)	0.24
Net realized and unrealized gain (loss) on investments	(0.29)	(0.42)	(1.50)	(1.28)	0.70
Total from investment operations	0.46	1.36	(1.30)	(1.66)	0.94

Less distributions:
From net investment income	(1.39)	(1.70)	(0.28)	-	(0.28)
From net realized gains	-	-	-	(0.52)	(0.02)
From return of capital	(0.50)	-	-	-	-
Total distributions	(1.89)	(1.70)	(0.28)	(0.52)	(0.30)

Paid-in capital from redemption fees (1)	-	-	-	-	-

Net asset value, end of year	$16.07	$17.50	$17.84	$19.42	$21.60

Total return (2)	2.88%	7.70%	(6.70)%	(7.85)%	4.57%

Net assets, end of year (000s)	$12,409	$16,075	$13,137	$27,697	$39,937

Ratio of gross expenses to average net assets including interest and dividend expense (3)(5)(7)	2.90%	3.25%	3.49%	4.60%	2.56%
Ratio of net expenses to average net assets including interest and dividend expense (3)(6)	2.26%	2.26%	3.14%	4.50%	2.50%
Ratio of net investment income (loss) to average net assets (3)(4)	4.49%	9.80%	1.10%	(1.89)%	1.11%
Portfolio turnover rate	6%	365%	1,097%	1,181%	727%

*	Effective January 16, 2025, Anchor Risk Managed Income Strategies Fund had a 1-for-2 reverse stock split. Per share amounts for the periods have been adjusted to give effect to this reverse stock split.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (3)	2.89%	3.24%	2.60%	2.35%	2.31%
(6) Ratio of net expenses to average net assets excluding interest expense and dividend expense (3)	2.25%	2.25%	2.25%	2.25%	2.25%
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(8)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Income Strategies Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented.

	Advisor Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2025+	August 31, 2024+	August 31, 2023+	August 31, 2022+	August 31, 2021*+
Net asset value, beginning of year/period	$17.54	$17.88	$19.48	$21.62	$20.74
Activity from investment operations:
Net investment income (loss) (1)(6)(11)	0.73	1.94	0.22	(0.34)	0.14
Net realized and unrealized gain (loss) on investments	(0.23)	(0.50)	(1.48)	(1.28)	1.08
Total from investment operations	0.50	1.44	(1.26)	(1.62)	1.22

Less distributions:
From net investment income	(1.43)	(1.78)	(0.34)	-	(0.32)
From net realized gains	-	-	-	(0.52)	(0.02)
From return of capital	(0.50)	-	-	-	-
Total distributions	(1.93)	(1.78)	(0.34)	(0.52)	(0.34)

Paid-in capital from redemption fees (1)	-	-	-	-	-

Net asset value, end of year/period	$16.11	$17.54	$17.88	$19.48	$21.62

Total return (2)	3.14%	8.10%	(6.50)%	(7.65)%	5.92	%(3)

Net assets, end of year/period (000s)	$13,682	$9,684	$3,076	$10,232	$7,545

Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.62%	2.98%	3.28%	4.35%	2.44	%(4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(8)	2.01%	2.01%	2.96%	4.25%	2.33	%(4)
Ratio of net investment income (loss) to average net assets (5)(6)	4.37%	10.59%	1.16%	(1.65)%	0.64	%(4)
Portfolio turnover rate	6%	365%	1,097%	1,181%	727	%(10)

*	For the period September 11, 2020 (commencement of operations) through August 31, 2021.
+	Effective January 16, 2025, Anchor Risk Managed Income Strategies Fund had a 1-for-2 reverse stock split. Per share amounts for the periods have been adjusted to give effect to this reverse stock split.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.
(3)	Not annualized.
(4)	Annualized.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.61%	2.97%	2.32%	2.10%	2.11	%(4)
(8) Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00%	2.00%	2.00%	2.00%	2.00	%(4)
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2021.
(11)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021
Net asset value, beginning of year	$14.52	$13.51	$14.81	$15.23	$13.19
Activity from investment operations:
Net investment income (loss) (1)(4)(7)	(0.20)	(0.09)	0.06	(0.23)	(0.21)
Net realized and unrealized gain (loss) on investments	0.96	1.21	(0.34)	(0.19)	2.25
Total from investment operations	0.76	1.12	(0.28)	(0.42)	2.04

Less distributions:
From net investment income	-	(0.01)	(0.07)	-	-
From net realized gains	-	-	(0.75)	-	-
From return of capital	-	(0.10)	(0.20)	-	-
Total distributions	-	(0.11)	(1.02)	-	-

Paid-in capital from redemption fees (1)	-	-	-	-	-

Net asset value, end of year	$15.28	$14.52	$13.51	$14.81	$15.23

Total return (2)	5.23%	8.37%	(1.61)%	(2.76)%	15.47%

Net assets, end of year (000s)	$43,564	$84,179	$123,380	$162,410	$176,806

Ratio of gross expenses to average net assets including interest and dividend expense (3)(5)	2.24%	2.20%	2.10%	2.10%	2.07%
Ratio of net expenses to average net assets including interest and dividend expense (3)(6)	2.24%	2.20%	2.10%	2.10%	2.07%
Ratio of net investment income (loss) to average net assets (3)(4)	(1.36)%	(0.67)%	0.46%	(1.52)%	(1.58)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.
(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (3)	2.24%	2.20%	2.10%	2.10%	2.07%
(6) Ratio of net expenses to average net assets excluding interest expense and dividend expense (3)	2.24%	2.20%	2.10%	2.10%	2.07%
(7)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Advisor Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021
Net asset value, beginning of year	$14.63	$13.59	$14.90	$15.28	$13.19
Activity from investment operations:
Net investment income (loss) (1)(4)(7)	(0.16)	(0.05)	0.10	(0.18)	(0.21)
Net realized and unrealized gain (loss) on investments	0.97	1.21	(0.36)	(0.20)	2.30
Total from investment operations	0.81	1.16	(0.26)	(0.38)	2.09

Less distributions:
From net investment income	-	(0.03)	(0.10)	-	-
From net realized gains	-	-	(0.78)	-	-
From return of capital	-	(0.09)	(0.17)	-	-
Total distributions	-	(0.12)	(1.05)	-	-

Net asset value, end of year	$15.44	$14.63	$13.59	$14.90	$15.28

Total return (2)	5.54%	8.63%	(1.42)%	(2.49)%	15.85%

Net assets, end of year (000s)	$134,274	$200,392	$297,163	$320,893	$143,664

Ratio of gross expenses to average net assets including interest and dividend expense (3)(5)	1.98%	1.95%	1.84%	1.84%	1.86%
Ratio of net expenses to average net assets including interest and dividend expense (3)(6)	1.98%	1.95%	1.84%	1.84%	1.86%
Ratio of net investment income (loss) to average net assets (3)(4)	(1.12)%	(0.36)%	0.75%	(1.21)%	(1.49)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.
(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	1.98%	1.95%	1.84%	1.84%	1.86%
(6) Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	1.98%	1.95%	1.84%	1.84%	1.86%
(7)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Funds

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1.	ORGANIZATION

The Anchor Risk Managed Income Strategies Fund (“Income Fund”) and Anchor Risk Managed Equity Strategies Fund (“Equity Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Income Fund seeks to provide long-term growth of capital while providing current income. The Equity Fund seeks to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Income Fund commenced operations on September 29, 2015. The Equity Fund commenced operations on September 6, 2016. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies.

Each Fund offers two share classes designated as Institutional Class and Advisor Class. The Investor Class of the Equity Fund was renamed Advisor Class on April 29, 2020. The Advisor Class of the Equity Fund commenced operations on April 30, 2020. The Advisor Class of the Income Fund commenced operations on September 11, 2020. The Income Fund charges a fee of 2% on redemptions of shares held for less than 60 days. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the respective Fund. Class specific expenses are allocated to that share class.

Effective January 16, 2025, each class of shares of the Income Fund underwent a 1-for-2 reverse stock split. The effect of the reverse stock split decreased the number of shares outstanding for the Income Fund with a corresponding increase in the net asset value per share. This event does not impact the overall net assets of the Income Fund. The share activity presented in the Statements of Changes and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect this reverse stock split.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Funds’ portfolio manager and Principal Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025, for the Funds’ assets and liabilities measured at fair value:

Income Fund
Assets	Level 1	Level 2	Level 3	Total
Closed-End Funds *	$6,551,475	$-	$-	$6,551,475
Exchange-Traded Funds *	13,672,676	-	-	$13,672,676
Money Market Fund	4,424,213	-	-	4,424,213
Total Investments	$24,648,364	$-	$-	$24,648,364
Other Financial Instruments
Futures Contracts **	$59,279	$-	$-	$59,279
Total	$24,707,643	$-	$-	$24,707,643

Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$164,169,950	$-	$-	$164,169,950
Money Market Fund	1,668,484	-	-	1,668,484
Total Investments	$165,838,434	$-	$-	$165,838,434
Other Financial Instruments
Futures Contracts **	$56,380	$-	$-	$56,380
Total	$165,894,814	$-	$-	$165,894,814

The Funds did not hold any Level 2 or 3 securities at August 31, 2025.

*	Please refer to the Schedule of Investments for breakout by type.
**	Represents cumulative appreciation on futures contracts at August 31, 2025.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering a futures contract with a broker, a Fund deposits a “cash deposit” with the broker as recorded in the accompanying Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a Fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, a Fund recognizes a realized gain or loss. Futures contracts have

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Fund’s Schedule of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund is based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affecting the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of August 31, 2025, as disclosed in each Fund’s Schedule of Investments, and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the year ended August 31, 2025, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets & Liabilities Unrealized Appreciation for Futures Contracts *	Statements of Operations Net Change in Unrealized Appreciation on Futures Contracts #	Statements of Operations Realized Loss from Futures Contracts #
Income Fund	$59,279	$39,824	$(1,195,102)
Equity Fund	56,380	56,380	(20,352,830)

#	Such figures can be found on the Statements of Operations.
*	Includes cumulative appreciation (depreciation) on futures as reported in the Statements of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared monthly by the Income Fund and quarterly by the Equity Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2022 to August 31, 2024 or expected to be taken in the Funds’ August 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, state of Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian and broker. The Income Fund and Equity Fund held $1,454,645 and $12,520,807, respectively, at Interactive Brokers.

4.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,133,201 and $1,145,053, respectively, for the Income Fund and $0 and $129,740,905, respectively, for the Equity Fund.

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the year ended August 31, 2025, the Funds incurred advisory fees of $418,194 for the Income Fund and $3,609,436 for the Equity Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least December 31, 2025 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)), will not exceed 2.25% of the average daily net assets of each Fund’s Institutional Class shares and 2.00% of the average daily net assets of each Fund’s Advisor Class shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the year ended August 31, 2025, the Adviser waived fees of $164,333 for the Income Fund which are subject to recapture by the Adviser. As of August 31, 2025, the Adviser has waived fees that can be recouped up to three years from the date incurred as summarized below:

	Expires August 31,	Expires August 31,	Expires August 31,
	2026	2027	2028
Income Fund	$98,280	$182,580	$164,333

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. No distribution fees are paid on the Advisor Class Shares. For the year ended August 31, 2025, $35,849 and $163,382 were incurred under the Plan for the Income Fund and the Equity Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended August 31, 2025, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at August 31, 2025 were as follows:

				Net
		Gross Unrealized	Gross Unrealized	Unrealized Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Income Fund	$24,574,931	$2,252,569	$(2,179,136)	$73,433
Equity Fund	68,544,630	100,926,102	(3,632,298)	97,293,804

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 was as follows:

For the year ended August 31, 2025:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Anchor Risk Managed Income Strategies Fund	$2,194,094	$-	$806,371	$3,000,465
Anchor Risk Managed Equity Strategies Fund	-	-	-	-

For the year ended August 31, 2024:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Anchor Risk Managed Income Strategies Fund	$1,848,354	$-	$-	$1,848,354
Anchor Risk Managed Equity Strategies Fund	899,986	-	2,149,268	3,049,254

As of August 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Deficits)
Anchor Risk Managed Income Strategies Fund	$(848,331)	$(5,769,006)	$(842)	$73,433	$(6,544,746)
Anchor Risk Managed Equity Strategies Fund	(1,927,995)	(40,793,188)	-	97,293,804	54,572,621

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on the unamortized portion of organization expenses for tax purposes.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Anchor Risk Managed Equity Strategies Fund	$1,927,995

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Anchor Risk Managed Income Strategies Fund	$848,331

On August 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

				Carry Forward
	Short-Term	Long-Term	Total	Utilized
Anchor Risk Managed Income Strategies Fund	$4,111,599	$1,657,407	5,769,006	-
Anchor Risk Managed Equity Strategies Fund	40,793,188	-	40,793,188	24,509,637

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2025, as follows:

	Paid In Capital	Accumulated Earnings (Losses)
Anchor Risk Managed Income Strategies Fund	$(871,191)	$871,191
Anchor Risk Managed Equity Strategies Fund	(3,124,705)	3,124,705

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

8.	REDEMPTION FEES

Effective April 15, 2024, the Income Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Income Fund from which the redemption is made. The Income Fund received redemption fees of $14,911 for the year ended August 31, 2025.

9.	LINE OF CREDIT

The Income Fund may borrow to meet repurchase requests. The Income Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. Effective July 29, 2023 the Income Fund had entered into a uncommitted line of credit (“LOC”) agreement with U.S. Bank, National Association of $4,000,000 which permits the Income Fund to borrow at a rate, per annum, equal to the prime rate. During the year ended August 31, 2025, the Income Fund did not borrow from the LOC. The LOC expires on July 27, 2026.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Equity Fund currently invests a portion of its assets in the following investment companies. The Fund may redeem its investment from the investment companies at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website at www.sec.gov and should be read in conjunction with the Fund’s financial statements.

		Percentage of Net
Fund	Investment Company	Assets
Equity Fund	Invesco QQQ Trust Series 1	65.1%
	SPDR S&P 500 ETF Trust	27.2%

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, and foreign and related currency risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2025, Charles Schwab & Co., Inc., an account holding shares for the benefit of others in nominee name, held approximately 58% and 62% of the voting securities for the Income Fund and Equity Fund, respectively. LPL Financial, an account holding shares for the benefit of others in nominee name, held approximately 40% and 26% of the voting securities for the Income Fund and Equity Fund, respectively. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

12.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Distributions: The Board declared the following distributions after August 31, 2025 on the Income Fund:

	Dividend	Record	Payable
	Per Share	Date	Date
Institutional Class	$0.1228	9/26/2025	9/30/2025
Advisor Class	0.1256	9/26/2025	9/30/2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Anchor Risk Managed Income Strategies Fund and Anchor Risk Managed Equity Strategies Fund and Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Anchor Risk Managed Income Strategies Fund and Anchor Risk Managed Equity Strategies Fund (the “Funds”), each a series of Northern Lights Fund Trust IV, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended August 31, 2025, 2024 and 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended August 31, 2022, and prior, were audited by other auditors whose report dated October 25, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2025

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies are available without charge, upon request, by (i) calling 1-800-290-8633; (ii) visiting the Funds’ website at https://anchor-capital.com/funds/; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Anchor Funds

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Anchor Capital Management Group, Inc.

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 23-24, 2025 (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “Anchor Advisory Agreement”) between Anchor Capital Management Group, Inc. (“ACMG”) and the Trust, with respect to Anchor Risk Managed Income Strategies Fund (“ARMI”) and Anchor Risk Managed Equity Strategies Fund (“ARME”) (together the “Anchor Funds”). In considering the renewal of the Anchor Advisory Agreement, the Board received materials specifically relating to the Anchor Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Anchor Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Anchor Advisory Agreement on behalf of the Anchor Funds and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Anchor Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Anchor Funds, noting certain changes at ACMG since the last renewal of the investment advisory agreement. The Board discussed the investment advisory services ACMG provided to the Anchor Funds, which included, among other things, portfolio management and compliance oversight. The Board noted that ACMG selected broker-dealers based on a number of factors, including cost and quality of execution. The Board reviewed ACMG’s practices for monitoring compliance. The Board concluded that it could expect ACMG to continue providing high quality services to the Anchor Funds and their shareholders.

Anchor Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

Performance.

ARME—The Board observed that ARME underperformed its peer group and Morningstar category medians, as well as its benchmark index, the S&P 500 Total Return Index, for the 1-year, 3-year and 5-year periods ended April 30, 2025. The Board further observed that ARME outperformed its Morningstar category and peer group medians since inception. The Board noted that ARME was in the second quartile of its peer group in terms of its standard deviation across all periods. The Board further noted that although ARME’s net returns ranked 12 out of 12 peers for the 1-year period ended April 30, 2025, it ranked 1 out of 9 peers since inception. The Board acknowledged ACMG’s assertion that the market experienced a volatile equity environment with significant fluctuations during the 1-year period ended April 30, 2025. The Board further acknowledged ACMG’s explanation that one of ARME’s goals included the delivery of risk-adjusted performance during challenging market conditions. The Board concluded that ARME’s performance was acceptable.

ARMI—The Board observed that ARMI underperformed its benchmark, the HFRX Absolute Return Index, peer group median and Morningstar category median across all periods. The Board acknowledged ACMG’s explanation that the 1-year period ended April 30, 2025 presented a challenging environment for income and equity income funds with interest rate uncertainty, inflationary pressures and geopolitical developments that heightened market volatility. The Board concluded that ARMI’s performance was acceptable.

Fees and Expenses.

ARME—The Board noted that the advisory fee of 1.60% and net expense ratio of 2.20% for ARME were higher than its peer group and Morningstar category medians and averages, but below the Morningstar category high of 1.99% and 3.15%, respectively. The Board acknowledged ACMG’s assertion that the advisory fee was reasonable due to ARME’s strategy development and implementation, requiring more diligence and capital. The Board noted that ACMG intended to enter into an expense limitation agreement with respect to the ARME. The Board concluded that ACMG’s advisory fee for ARME was not unreasonable.

ARMI—The Board noted that the advisory fee of 1.60% and net expense ratio of 2.25% for ARMI was higher than the Morningstar category and peer group medians and averages and in line its Morningstar category high. The Board acknowledged ACMG’s assertion that the advisory fee was reasonable due to ARMI’s strategy development and implementation, requiring more diligence and capital. The Board noted that ACMG intended to enter into an expense limitation agreement with respect to the ARMI. The Board concluded that ACMG’s advisory fee for ARMI was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by ACMG and noted that it was earning a modest profit with respect to the Anchor Funds. The Board determined that excessive profitability was not an issue for ACMG with respect to the Anchor Funds at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Anchor Funds. The Board noted ACMG’s willingness to continue to evaluate the appropriateness of breakpoints as the Anchor Funds grew in AUM.

Anchor Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

Conclusion. Having requested such information from ACMG as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with ACMG was in the best interests of each of the Anchor Funds and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust IV

By (Signature and Title)	/s/ Wendy Wang
Wendy Wang, President

Date	10/29/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	10/29/25

By (Signature and Title)	/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/29/25